Government Bonds And Other Assets (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of March 31, 2026 and December 31, 2025:

	March 31,		December 31,
	2026		2025
Government bonds (1)	Ps.	—	Ps.	21,435,936
Less: current portion of Government Bonds, net of expected credit losses	—		21,435,936
Total long-term notes receivable	Ps.	—	Ps.	—
(1)As of December 31, 2025, includes an expected credit loss of Ps.1,573.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Government Bonds is as follows:

	March 31,
	2026		2025
Balance as of the beginning of the year	Ps.	21,435,936	Ps.	35,875,353
Government Bonds collected (1)	(21,419,618)		(3,586,058)
Accrued interests	—		620,211
Interests received from bonds	—		(980,870)
Amortized cost	(17,891)		348,609
Reversal of impairment of bonds	1,573		1,690
Balance at the end of the period	Ps.	—	Ps.	32,278,935
(1)As of March 31, 2026, the final Government Bond had been collected.

Summary of Other Assets
As of March 31, 2026 and December 31, 2025, the balance of other assets was as follows:

	March 31,		December 31,
	2026		2025
Restricted cash (1)	Ps.	20,162,985	Ps.	19,834,399
Guarantees (2)	11,426,612		11,281,010
Payments in advance	4,735,206		3,846,363
Insurance	1,929,370		1,932,648
Other	1,429,773		1,428,371
Total other assets	Ps.	39,683,946	Ps.	38,322,791

(1)As of March 31, 2026 and December 31, 2025, restricted cash mainly consists of collateral for a financing transaction maturing in November 2028, amounting to Ps.16,729,764 and Ps.16,637,164, respectively, as well as cash related to court-ordered seizures amounting to Ps.3,433,220 and Ps.3,197,220, respectively.
(2)As of March 31, 2026 and December 31, 2025, includes Ps.6,410,502 and Ps.6,375,020 of collateral for financing transaction on August 18, 2025.